Leases - Maturities of Expected Lease Revenues (Details) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 93
2022	77
2023	51
2024	35
2025	16
Thereafter	19
Total future lease maturities	$ 291